Inx Token Warrant Liability (Details) - Schedule of Token-Based Compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses (income):
Research and development	$ 166	$ 135	$ 262
Sales and marketing	268	437	177
General and administrative	464	820	6,736
Change in fair value of INX Token warrant liability	(204)	(8,294)	12,626
Total token-based compensation expense (income)	$ 694	$ (6,902)	$ 19,801